Restructuring and Severance Costs - Summary of Accrual Balances by Cost Type for Restructuring Actions (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Accrual balance	$ 2,106	$ 14,809	$ 0
Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccruedLiabilitiesAndOtherLiabilities
Restructuring Cost and Reserve [Line Items]
Accrual balance	$ 2,106	$ 14,809